Financial investments	12 Months Ended
Dec. 31, 2021
Financial Investments
Financial investments

6.	Financial investments
	Weighted average rate (p.a.)	2021	2020
Local currency
Government bonds	99.8% of CDI	2,042	22,465
Private bonds	98.1% of CDI	288,056	468,895
Investment funds	55.4% of CDI	12,042	612,507
Total local currency		302,140	1,103,867

Foreign currency
Private bonds	0.2%	33,570	33,620
Investment funds	29.6%	37,979	36,455
Total foreign currency		71,549	70,075

Total		373,689	1,173,942

Current		291,363	984,112
Non-current		82,326	189,830

Of the total amount recorded on December 31, 2021, R$333,984 (R$544,607 on December 31, 2020), refer to investments used as guarantees linked to deposits for lease operations, derivative financial instruments, lawsuits and loans and financing. During the fiscal year ended December 31, 2021, the Company used R$198,270 from investments linked to import financing and working capital loans to pay contractual balances for these operations.